Financial Instruments Recognized in the Consolidated Statements of Financial Position and Related Effect on the Consolidated Statements of (Loss)	12 Months Ended
Dec. 31, 2017
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Financial Instruments Recognized in the Consolidated Statements of Financial Position and Related Effect on the Consolidated Statements of (Loss)

Note 14: Financial Instruments Recognized in the Consolidated Statements of Financial Position and Related Effect on the Consolidated Statements of (Loss)

2015	Book value in the Consolidated Statements of Financial Position	Fair value through Consolidated Statements of (Loss) (3)	Loans and receivables (1)	Debt At amortized cost (2)	Fair value
Financial assets
Long-term financial assets	2,711	1,365	1,346	—	2,711
Customer accounts receivables and related receivables	—	—	—	—	—
Other current financial assets	333	—	333	—	333
Cash and cash equivalents	323,381	323,381	—	—	323,381

Total financial assets	326,425	324,746	1,679	—	326,425

Financial liabilities
Long-term conditional advances	4,681	—	—	4,681	4,681
Long term financial rent debt	12	—	—	12	12
Short-term conditional advances	128	—	—	128	128
Short term financial rent debt	21	—	—	21	21
Account payable and other liabilities	15,872	—	—	15,872	15,872

Total financial liabilities	20,714	—	—	20,714	20,714

2016	Book value in the Consolidated Statements of Financial Position	Fair value through Consolidated Statements of (Loss) (3)	Loans and receivables (1)	Debt At amortized cost (2)	Fair value
Financial assets
Long-term financial assets	2,745	1,310	1,435	—	2,745
Customer accounts receivables and related receivables	1,250	—	1,250	—	1,250
Other current financial assets	516	—	516	—	516
Cash and cash equivalents	256,473	256,473	—	—	256,473

Total financial assets	260,985	257,783	3,202	—	260,985

Financial liabilities
Long-term conditional advances	4,049	—	—	4,049	4,049
Long term financial rent debt	—	—	—	—	—
Other long-term liabilities	10,746	—	—	10,746	10,746
Short-term conditional advances	578	—	—	578	578
Short term financial rent debt	12	—	—	12	12
Other short-term liabilities	14,692	—	—	14,692	14,692
Account payable and other liabilities	13,720	—	—	13,720	13,720

Total financial liabilities	43,798	—	—	43,798	43,798

2017	Book value in the Consolidated Statements of Financial Position	Fair value through Consolidated Statements of (Loss) (3)	Loans and receivables (1)	Debt At amortized cost (2)	Fair value
Financial assets
Long-term financial assets	3,012	1,333	1,679	—	3,012
Customer accounts receivables and related receivables	1,265	—	1,265	—	1,265
Other current financial assets	378	—	378	—	378
Cash and cash equivalents	137,880	137,880	—	—	137,880

Total financial assets	142,534	139,213	3,321	—	142,534

Financial liabilities
Long-term conditional advances	1,825	—	—	1,825	1,825
Long term financial rent debt	—	—	—	—	—
Other long-term liabilities	8,869	—	—	8,869	8,869
Short-term conditional advances	2,325	—	—	2,325	2,325
Short term financial rent debt	—	—	—	—	—
Other short-term liabilities	15,751	—	—	15,751	15,751
Account payable and other liabilities	16,941	—	—	16,941	16,941

Total financial liabilities	45,711	—	—	45,711	45,711

(1)	The fair value of “loans and receivables” corresponds to the value reported in the Consolidated Statements of Financial Position (value at the transaction date and then tested for impairment on each reporting date).
(2)	The book amount of financial liabilities measured at amortized cost was deemed to be a reasonable estimation of fair value.
(3)	The fair value of financial assets held for trading is determined based on Level 1 fair value measurements and corresponds to the market value of the assets.